Provisions - Narrative (Details) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 USD ($)	Jul. 13, 2013 USD ($)	Jul. 13, 2013 COP ($)
Disclosure of other provisions [line items]
Provisions	$ 31,801			$ 33,328		$ 22,116
Cash in trust	3,072			1,612		1,110
Marmato Mine
Disclosure of other provisions [line items]
Provisions	10,400		$ 45.7	12,100	$ 46.2
Segovia Operations
Disclosure of other provisions [line items]
Provisions	20,000		88.3	21,400	81.8
PSN
Disclosure of other provisions [line items]
Provisions	9,100		40.1
Other Environment Related Provision, 2010 And 2011 Environmental Discharges
Disclosure of other provisions [line items]
Provisions	4,800		21.1	5,500	$ 20.9		$ 7,800	$ 34.6
Health plan obligations
Disclosure of other provisions [line items]
Provisions	$ 10,853		$ 47.9	11,864		$ 8,277
Inflation rate	4.80%		4.80%
Discount rates	9.00%		9.00%
Payments to provisions	$ 100	$ 0.3
Cash in trust	$ 2,500			$ 900